SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred taxes due to carryforward losses	$ 13,938	$ 12,474
Valuation allowance	(13,938)	(12,474)
Income tax expenses